Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2012-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 5-31-2014

A.	DATES

				Begin	End	# days
1	Determination Date				6/18/2014
2	Payment Date				6/20/2014
3	Collection Period			4/27/2014	5/31/2014	35
4	Monthly Interest Period - Actual/360			5/20/2014	6/19/2014	31
5	Monthly Interest - 30/360					30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	244,000,000.00	—	—	—	—
7	Class A-2 Notes	385,000,000.00	—	—	—	—
8	Class A-3 Notes	490,000,000.00	266,159,579.55	26,809,163.04	239,350,416.51	0.4884702
9	Class A-4 Notes	131,000,000.00	131,000,000.00	—	131,000,000.00	1.0000000

10	Total Securities	$1,250,000,000.00	$397,159,579.55	$26,809,163.04	$370,350,416.51

11	Overcollateralization	38,659,864.85	38,659,864.85		38,659,864.85

12	Adjusted Pool Balance	$1,288,659,864.85	$435,819,444.40	$26,809,163.04	$409,010,281.36

13	YSOC	62,838,901.04	17,874,230.73		16,781,029.78

14	Net Pool Balance	$1,351,498,765.89	$453,693,675.13	$26,809,163.04	$425,791,311.14

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.43878%	—	—	—	—
16	Class A-2 Notes	0.61000%	—	—	—	—
17	Class A-3 Notes	0.85000%	188,529.70	0.3847545	26,997,692.74	55.0973321
18	Class A-4 Notes	1.15000%	125,541.67	0.9583333	125,541.67	0.9583333

	Total Securities		314,071.37		27,123,234.41

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received					14,754,669.44
20	Scheduled Interest Payments Received					1,277,492.85
21	Prepayments of Principal Received					2,770,462.48
22	Liquidation Proceeds					10,013,728.58
23	Recoveries Received					262,945.56
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					29,079,298.91

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					164.30

28	Total Available Funds, prior to Servicer Advances					29,079,463.21

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					29,079,463.21

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					29,079,463.21

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					378,078.06
35	Class A Noteholder Interest (Item 50)					314,071.37
36	Principal Distribution Amount (Item 75)					26,809,163.04
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					1,578,150.74

		Due	Shortfall	Paid
	Distribution Detail:
41	Servicing Fees	378,078.06	—	378,078.06

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	188,529.70	—	188,529.70
45	Class A-4 Interest	125,541.67	—	125,541.67
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	314,071.37	—	314,071.37

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			435,819,444.40
52	Beginning Net Pool Balance		453,693,675.13
53	Receipts of Scheduled Principal		(14,754,669.44)
54	Receipts of Prepaid Principal		(2,770,462.48)
55	Liquidation Proceeds		(10,013,728.58)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(363,503.49)

59	Ending Net Pool Balance		425,791,311.14
60	Yield Supplement Overcollateralization Amount		16,781,029.78

61	Adjusted Pool Balance		409,010,281.36
62	Less: Adjusted Pool Balance - End of Collection Period			409,010,281.36

63	Calculated Principal Distribution Amount			26,809,163.04

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			29,079,463.21
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			378,078.06
67	Less: Interest Paid to Noteholders (Item 35)			314,071.37
68	Less: Calculated Principal Distribution (Item 63)			26,809,163.04

69	Equals: Remaining Available Funds before Servicer Advance			1,578,150.74
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			1,578,150.74
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			26,809,163.04

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,299.32, and (b) the aggregate note balance)			6,443,299.32
81	Initial Reserve Account Balance			1,288,659.86
82	Beginning Reserve Account Balance			6,443,299.32
83	Plus: Net Investment Income for the Collection Period			164.30

84	Subtotal: Reserve Fund Available for Distribution			6,443,463.62
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			6,443,463.62
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			164.30

89	Equals: Ending Reserve Account Balance			6,443,299.32

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS

			Initial	Current
	Collateral Pool Balance Data:
91	Net Pool Balance		1,351,498,766	425,791,311
92	Number of Current Contracts		56,817	35,407
93	Weighted Average Loan Rate		3.15%	3.00%
94	Average Remaining Term		57.9	31.2
95	Average Original Term		62.5	64.2
96	Monthly Prepayment Rate			1.53%

			Units	Outstanding Principal Balance
	Net Credit Loss and Repossession Activity:
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		24	364,988.04
98	Liquidation Proceeds on Related Vehicles			1,484.55
99	Recoveries Received on Receivables Previously Charged Off			262,945.56

100	Net Principal Losses for Current Collection Period		24	100,557.93

101	Beginning Net Principal Losses		576	6,922,395.17
102	Net Principal Losses for Current Collection Period		24	100,557.93

103	Cumulative Net Principal Losses		600	7,022,953.10

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,351,498,765.89)			0.52%

		Percentage	Units	Outstanding Principal Balance
	Delinquencies Aging Profile - End of Period:
105	Current	98.97%	35,115	421,418,890.04
106	31 - 60 Days Delinquent	0.88%	253	3,765,839.54
107	61 - 90 Days Delinquent	0.14%	39	606,581.56

108	Total	100.00%	35,407	425,791,311.14

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month